Financial instruments - Trade receivables (Details) - Credit risk - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial assets	$ 124,352	$ 87,430
Cost
Financial instruments
Financial assets	125,015	88,849
Allowance for uncollected receivables
Financial instruments
Financial assets	(663)	(1,419)
Not past due | Cost
Financial instruments
Financial assets	100,767	75,196
Past due 1 - 30 days | Cost
Financial instruments
Financial assets	20,386	10,430
Past due 31 - 90 days | Cost
Financial instruments
Financial assets	3,213	1,805
Past due more than 90 days | Cost
Financial instruments
Financial assets	$ 649	$ 1,418